NOTE 13 - Share based compensation: Schedule of Summary of activity of options granted to purchase the Company's Shares (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Summary of activity of options granted to purchase the Company's Shares
	December 31, 2024 (*)		December 31, 2023 (*)
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Options outstanding as beginning of year	1,807,456	6.15	1,783,466	6.65
Changes during the period:
Granted (See note 13i-13l,13n-13o)	214,885	6.23	193,071	5.95
Exercised (See note 12f)	(106,132)	3.67	(103,418)	3.85
Forfeited	(14,119)	5.89	(62,810)	7.35
Options outstanding at end of period (**)	1,902,090	6.30	1,807,456	6.15
Options exercisable at period end	1,620,445	6.04	1,578,131

(*) After giving effect to the share consolidation indicated in (Note 12b)

(**) The options outstanding on December 31, 2024, had a weighted-average contractual life of 6.5 years (December 31, 2023: 7.24 years).